Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q1PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton World Fund 5
Notes to Schedules of Investments 8

Templeton Funds
Schedule of Investments (unaudited), November 30, 2025
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 94.9%
China 6.3%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 4,634,725 $ 91,187,331
Tencent Holdings Ltd. ............. Interactive Media & Services 833,937 65,890,649
157,077,980
Denmark 1.7%
Novo Nordisk A/S , B .............. Pharmaceuticals 877,179 43,440,442
France 7.4%
Carrefour SA .................... Consumer Staples Distribution & Retail 7,128,079 109,761,920
Dassault Aviation SA .............. Aerospace & Defense 166,989 52,525,727
Kering SA ...................... Textiles, Apparel & Luxury Goods 70,368 23,963,190
186,250,837
Hong Kong 4.2%
AIA Group Ltd. .................. Insurance 2,768,066 28,831,845
Prudential plc ................... Insurance 5,318,469 77,060,550
105,892,395
India 3.0%
HDFC Bank Ltd. ................. Banks 6,651,352 75,160,664
Japan 5.3%
Sumitomo Mitsui Financial Group, Inc. . Banks 2,434,197 73,655,158
Toyota Motor Corp. ............... Automobiles 2,948,270 59,472,027
133,127,185
Netherlands 8.3%
Akzo Nobel NV .................. Chemicals 808,055 52,530,382
ASM International NV ............. Semiconductors & Semiconductor Equipment 68,000 37,616,143
Heineken NV ................... Beverages 672,620 54,866,419
ING Groep NV .................. Banks 2,426,396 62,913,988
207,926,932
Poland 0.8%
b
InPost SA ...................... Air Freight & Logistics 1,624,610 19,076,260
Portugal 2.1%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 2,669,290 53,661,514
Singapore 2.1%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,269,625 52,284,512
South Korea 3.2%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,172,664 80,541,919
Sweden 1.6%
Securitas AB , B .................. Commercial Services & Supplies 2,629,495 40,115,047
Switzerland 6.6%
Adecco Group AG ................ Professional Services 1,732,008 48,417,166
a
Barry Callebaut AG ............... Food Products 33,510 53,807,981
UBS Group AG .................. Capital Markets 1,668,790 64,405,993
166,631,140
Taiwan 3.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,067,724 95,335,273
United Kingdom 21.1%
AstraZeneca plc ................. Pharmaceuticals 493,798 91,554,579

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Barratt Redrow plc ............... Household Durables 9,824,149 $ 51,327,924
JD Sports Fashion plc ............. Specialty Retail 53,931,830 55,232,408
Persimmon plc .................. Household Durables 3,060,417 54,120,528
SSE plc ....................... Electric Utilities 3,322,553 96,664,890
Standard Chartered plc ............ Banks 3,136,466 69,471,616
Unilever plc ..................... Personal Care Products 1,173,010 70,577,469
b
Verisure plc ..................... Commercial Services & Supplies 2,210,490 42,377,973
531,327,387
United States 17.4%
BP plc ......................... Oil, Gas & Consumable Fuels 16,605,986 99,729,679
CNH Industrial NV ................ Machinery 7,713,078 72,734,326
b
ICON plc ....................... Life Sciences Tools & Services 256,658 47,481,730
ManpowerGroup, Inc. ............. Professional Services 816,874 23,493,296
Sanofi SA ...................... Pharmaceuticals 662,103 66,036,470
Shell plc ....................... Oil, Gas & Consumable Fuels 1,736,681 63,824,633
Smurfit WestRock plc ............. Containers & Packaging 1,821,480 65,008,621
438,308,755
Total Common Stocks (Cost $ 1,918,791,027 ) ....................................
2,386,158,242
Short Term Investments 6.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.1%
Canada 4.7%
Bank of Montreal , 4% , 12/01/25 ...... 48,800,000 48,800,000
National Bank of Canada , 3.83% ,
12/01/25 ..................... 67,300,000 67,300,000
Royal Bank of Canada , 3.8% , 12/01/25 1,600,000 1,600,000
117,700,000
France 0.4%
Credit Agricole Corporate and
Investment Bank SA , 3.82% , 12/01/25 10,000,000 10,000,000
Total Time Deposits (Cost $ 127,700,000 ) .......................................
127,700,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 1.2%
Money Market Funds 1.2%
c,d
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 31,427,879 31,427,879
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 31,427,879 ) ................................................................
31,427,879
a a a a a
Total Short Term Investments (Cost $ 159,127,879 ) ...............................
159,127,879
a a a
Total Investments (Cost $ 2,077,918,906 ) 101.2% ................................
$2,545,286,121
Other Assets, less Liabilities (1.2) % ...........................................
(30,894,277)
Net Assets 100.0% ...........................................................
$2,514,391,844
a a a

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at November 30, 2025.
b
Non-income producing.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), November 30, 2025
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 97.4%
China 1.9%
Tencent Holdings Ltd. ............. Interactive Media & Services 678,252 $ 53,589,737
France 10.5%
Airbus SE ...................... Aerospace & Defense 382,931 90,062,470
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 71,962 53,188,807
Safran SA ...................... Aerospace & Defense 313,094 105,250,229
Vinci SA ....................... Construction & Engineering 379,839 53,903,679
302,405,185
Germany 3.9%
SAP SE ....................... Software 285,035 68,810,312
a
Siemens Energy AG .............. Electrical Equipment 319,430 42,772,421
111,582,733
Hong Kong 1.2%
AIA Group Ltd. .................. Insurance 3,217,210 33,510,075
India 1.9%
HDFC Bank Ltd. ................. Banks 4,823,027 54,500,485
Japan 1.8%
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 79,930 27,208,931
Mizuho Financial Group, Inc. ........ Banks 730,209 25,752,195
52,961,126
Netherlands 5.1%
ASM International NV ............. Semiconductors & Semiconductor Equipment 69,226 38,294,340
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 39,675 41,962,405
ING Groep NV .................. Banks 1,002,247 25,987,248
Universal Music Group NV ......... Entertainment 1,647,069 42,325,880
148,569,873
Singapore 1.1%
a
Sea Ltd. , ADR ................... Broadline Retail 224,898 31,263,071
Taiwan 6.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,696,953 124,346,745
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 140,944 41,086,586
Wiwynn Corp. ................... Technology Hardware, Storage & Peripherals 217,037 31,711,190
197,144,521
United Kingdom 7.7%
AstraZeneca plc ................. Pharmaceuticals 311,640 57,780,852
Rolls-Royce Holdings plc .......... Aerospace & Defense 6,577,346 92,834,431
SSE plc ....................... Electric Utilities 2,431,584 70,743,431
221,358,714
United States 55.5%
Alcon AG ...................... Health Care Equipment & Supplies 344,458 27,458,868
Alphabet, Inc. , A ................. Interactive Media & Services 441,279 141,288,710
a
Amazon.com, Inc. ................ Broadline Retail 494,404 115,304,901
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 253,447 70,673,696
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 141,410 56,982,574
Charles Schwab Corp. (The) ........ Capital Markets 311,023 28,841,163
CRH plc ....................... Construction Materials 622,955 74,729,682
Eli Lilly & Co. ................... Pharmaceuticals 65,680 70,636,870

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 298,473 $ 75,116,700
HCA Healthcare, Inc. .............. Health Care Providers & Services 101,598 51,641,247
a
ICON plc ....................... Life Sciences Tools & Services 387,228 71,637,180
Intuit, Inc. ...................... Software 53,142 33,696,279
KeyCorp ....................... Banks 1,003,245 18,439,643
Meta Platforms, Inc. , A ............ Interactive Media & Services 88,425 57,294,979
Microsoft Corp. .................. Software 367,744 180,933,725
a
MongoDB, Inc. , A ................ IT Services 128,657 42,761,727
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 724,800 46,843,824
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 910,635 161,182,395
Salesforce, Inc. .................. Software 118,114 27,230,001
Schneider Electric SE ............. Electrical Equipment 224,925 60,528,593
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 92,095 54,412,489
UnitedHealth Group, Inc. ........... Health Care Providers & Services 125,156 41,272,694
b
Visa, Inc. , A ..................... Financial Services 130,612 43,681,877
Wells Fargo & Co. ................ Banks 511,569 43,918,199
1,596,508,016
Total Common Stocks (Cost $ 2,032,451,624 ) ....................................
2,803,393,536
Short Term Investments 3.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.4%
Canada 2.7%
Bank of Montreal , 4% , 12/01/25 ...... 30,000,000 30,000,000
National Bank of Canada , 3.83% ,
12/01/25 ..................... 12,000,000 12,000,000
Royal Bank of Canada , 3.8% , 12/01/25 36,200,000 36,200,000
78,200,000
France 0.7%
Credit Agricole Corporate and
Investment Bank SA , 3.82% , 12/01/25 20,000,000 20,000,000
Total Time Deposits (Cost $ 98,200,000 ) ........................................
98,200,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
c,d
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 12,939,000 12,939,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 12,939,000 ) ................................................................
12,939,000
a a a a a
Total Short Term Investments (Cost $ 111,139,000 ) ...............................
111,139,000
a a a
Total Investments (Cost $ 2,143,590,624 ) 101.3% ................................
$2,914,532,536
Other Assets, less Liabilities (1.3) % ...........................................
(36,269,996)
Net Assets 100.0% ...........................................................
$2,878,262,540
a a a

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2025.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.922% ............ $— $116,464,421 $(85,036,542) $— $— $31,427,879 31,427,879 $126,104
Total Affiliated Securities ... $— $116,464,421 $(85,036,542) $— $— $31,427,879 $126,104
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.922% ............ $— $86,022,829 $(73,083,829) $— $— $12,939,000 12,939,000 $17,870
Total Affiliated Securities ... $— $86,022,829 $(73,083,829) $— $— $12,939,000 $17,870
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 157,077,980 $ — $ 157,077,980
Denmark ............................. — 43,440,442 — 43,440,442
France ............................... — 186,250,837 — 186,250,837
Hong Kong ........................... — 105,892,395 — 105,892,395
India ................................ — 75,160,664 — 75,160,664
Japan ............................... — 133,127,185 — 133,127,185
Netherlands ........................... — 207,926,932 — 207,926,932
Poland ............................... — 19,076,260 — 19,076,260
Portugal .............................. — 53,661,514 — 53,661,514
Singapore ............................ — 52,284,512 — 52,284,512
South Korea .......................... — 80,541,919 — 80,541,919
Sweden .............................. — 40,115,047 — 40,115,047
Switzerland ........................... — 166,631,140 — 166,631,140
Taiwan ............................... — 95,335,273 — 95,335,273
United Kingdom ........................ 42,377,973 488,949,414 — 531,327,387
United States .......................... 208,717,973 229,590,782 — 438,308,755
Short Term Investments ................... 31,427,879 127,700,000 — 159,127,879
Total Investments in Securities ........... $282,523,825 $2,262,762,296
a
$— $2,545,286,121
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... — 53,589,737 — 53,589,737
France ............................... — 302,405,185 — 302,405,185
Germany ............................. — 111,582,733 — 111,582,733
Hong Kong ........................... — 33,510,075 — 33,510,075
India ................................ — 54,500,485 — 54,500,485
Japan ............................... — 52,961,126 — 52,961,126
Netherlands ........................... — 148,569,873 — 148,569,873
Singapore ............................ 31,263,071 — — 31,263,071
Taiwan ............................... 41,086,586 156,057,935 — 197,144,521
United Kingdom ........................ — 221,358,714 — 221,358,714
United States .......................... 1,508,520,555 87,987,461 — 1,596,508,016
Short Term Investments ................... 12,939,000 98,200,000 — 111,139,000
Total Investments in Securities ........... $1,593,809,212 $1,320,723,324
b
$— $2,914,532,536
a
Includes foreign securities valued at $2,135,062,296, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $1,222,523,324, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.